CONSOLIDATED AND COMBINED BALANCE SHEETS (Paranthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Accumulated depreciation of other property and equipment	$ 868	$ 139